American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Value ETF (AVMV)
November 30, 2024

Avantis U.S. Mid Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.4%
BWX Technologies, Inc.	3,351	438,478
Air Freight and Logistics — 0.9%
CH Robinson Worldwide, Inc.	1,568	165,549
Expeditors International of Washington, Inc.	5,722	696,024
		861,573
Automobile Components — 0.9%
Aptiv PLC(1)	2,855	158,538
Autoliv, Inc.	2,791	276,644
BorgWarner, Inc.	8,522	292,475
Lear Corp.	2,161	211,432
		939,089
Automobiles — 0.2%
Thor Industries, Inc.	2,021	225,544
Banks — 8.6%
Bank OZK	3,631	181,441
BOK Financial Corp.	761	90,460
Citizens Financial Group, Inc.	13,824	665,487
Comerica, Inc.	4,952	357,782
Commerce Bancshares, Inc.	3,282	242,047
Cullen/Frost Bankers, Inc.	1,951	274,350
East West Bancorp, Inc.	4,812	527,780
Fifth Third Bancorp	22,136	1,063,856
First Citizens BancShares, Inc., Class A	121	277,695
First Horizon Corp.	9,913	209,462
Huntington Bancshares, Inc.	48,752	878,023
KeyCorp	6,077	118,380
M&T Bank Corp.	5,092	1,120,189
Pinnacle Financial Partners, Inc.	852	108,298
Popular, Inc.	2,441	242,538
Regions Financial Corp.	29,967	816,900
SouthState Corp.	156	17,268
Webster Financial Corp.	5,862	362,154
Western Alliance Bancorp	4,331	405,425
Wintrust Financial Corp.	2,161	298,240
Zions Bancorp NA	6,142	371,714
		8,629,489
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	201	262,162
Molson Coors Beverage Co., Class B	6,282	389,861
National Beverage Corp.	5	247
		652,270
Biotechnology — 0.6%
United Therapeutics Corp.(1)	1,601	593,154
Broadline Retail — 0.7%
Coupang, Inc.(1)	2,023	51,303
Dillard's, Inc., Class A	131	58,049
eBay, Inc.	9,630	609,483
		718,835

Building Products — 4.5%
A.O. Smith Corp.	4,402	327,905
Advanced Drainage Systems, Inc.	3,001	406,005
Builders FirstSource, Inc.(1)	1,464	272,992
Carlisle Cos., Inc.	2,021	922,991
Lennox International, Inc.	1,321	881,279
Owens Corning	3,841	789,787
Simpson Manufacturing Co., Inc.	1,671	314,816
Trex Co., Inc.(1)	3,841	288,190
UFP Industries, Inc.	2,721	369,784
		4,573,749
Capital Markets — 4.9%
Evercore, Inc., Class A	684	210,603
LPL Financial Holdings, Inc.	2,306	749,796
MarketAxess Holdings, Inc.	356	92,094
Northern Trust Corp.	6,282	698,307
Raymond James Financial, Inc.	6,352	1,075,266
SEI Investments Co.	1,263	104,362
State Street Corp.	8,793	866,198
Stifel Financial Corp.	3,071	355,622
T. Rowe Price Group, Inc.	6,702	829,976
		4,982,224
Chemicals — 3.9%
CF Industries Holdings, Inc.	7,334	657,566
Dow, Inc.	14,607	645,775
Eastman Chemical Co.	4,073	426,525
LyondellBasell Industries NV, Class A	9,773	814,482
Mosaic Co.	8,733	231,075
NewMarket Corp.	271	144,595
Olin Corp.	4,261	181,476
RPM International, Inc.	4,602	638,666
Westlake Corp.	1,321	169,616
		3,909,776
Commercial Services and Supplies — 0.4%
Clean Harbors, Inc.(1)	1,704	443,193
Construction and Engineering — 1.6%
Comfort Systems USA, Inc.	1,251	617,081
EMCOR Group, Inc.	1,881	959,535
		1,576,616
Construction Materials — 0.4%
Eagle Materials, Inc.	1,321	408,083
Martin Marietta Materials, Inc.	12	7,200
		415,283
Consumer Finance — 2.2%
Ally Financial, Inc.	9,703	387,926
Credit Acceptance Corp.(1)	15	7,466
Discover Financial Services	3,496	637,775
OneMain Holdings, Inc.	4,121	236,339
Synchrony Financial	14,174	957,029
		2,226,535
Consumer Staples Distribution & Retail — 3.1%
BJ's Wholesale Club Holdings, Inc.(1)	2,224	214,171
Casey's General Stores, Inc.	1,391	585,458
Dollar General Corp.	4,130	319,125
Dollar Tree, Inc.(1)	3,981	283,726

Kroger Co.	13,849	845,897
Performance Food Group Co.(1)	3,716	327,900
Sprouts Farmers Market, Inc.(1)	3,821	590,268
		3,166,545
Containers and Packaging — 2.8%
AptarGroup, Inc.	2,178	376,707
Ball Corp.	5,989	372,276
Graphic Packaging Holding Co.	9,143	275,113
International Paper Co.	12,223	719,079
Packaging Corp. of America	3,561	886,155
Smurfit WestRock PLC	505	27,785
Sonoco Products Co.	3,421	177,481
		2,834,596
Distributors — 0.8%
Genuine Parts Co.	2,364	299,590
Pool Corp.	1,321	498,136
		797,726
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(1)	5,092	177,252
Electrical Equipment — 0.4%
Acuity Brands, Inc.	1,111	356,287
Atkore, Inc.	14	1,320
NEXTracker, Inc., Class A(1)	98	3,740
		361,347
Electronic Equipment, Instruments and Components — 3.2%
Arrow Electronics, Inc.(1)	1,881	226,021
Corning, Inc.	23,056	1,122,136
Flex Ltd.(1)	17,735	691,133
Insight Enterprises, Inc.(1)	1,391	217,622
Jabil, Inc.	5,442	739,187
TD SYNNEX Corp.	1,669	198,594
		3,194,693
Energy Equipment and Services — 2.3%
Baker Hughes Co.	21,954	964,878
ChampionX Corp.	6,562	203,094
Halliburton Co.	13,704	436,609
Patterson-UTI Energy, Inc.	4	34
TechnipFMC PLC	15,224	477,577
Valaris Ltd.(1)	8	370
Weatherford International PLC	2,581	212,416
		2,294,978
Entertainment — 0.4%
Warner Bros Discovery, Inc.(1)	41,152	431,273
Financial Services — 1.1%
Enact Holdings, Inc.	1,041	36,654
Equitable Holdings, Inc.	12,013	579,387
Essent Group Ltd.	3,351	193,621
Jack Henry & Associates, Inc.	344	60,606
MGIC Investment Corp.	9,563	251,124
		1,121,392
Food Products — 1.2%
Archer-Daniels-Midland Co.	13,319	727,217
Bunge Global SA	2,240	201,018
Ingredion, Inc.	2,091	308,088
		1,236,323

Ground Transportation — 2.0%
JB Hunt Transport Services, Inc.	3,071	580,757
Landstar System, Inc.	1,391	258,615
Ryder System, Inc.	2,096	353,889
Saia, Inc.(1)	923	525,261
U-Haul Holding Co.(1)(2)	341	24,098
U-Haul Holding Co.	3,771	235,461
		1,978,081
Health Care Equipment and Supplies — 0.5%
IDEXX Laboratories, Inc.(1)	1,030	434,403
Lantheus Holdings, Inc.(1)	227	20,264
		454,667
Health Care Providers and Services — 0.7%
Centene Corp.(1)	4,505	270,300
Ensign Group, Inc.	1,951	285,256
Universal Health Services, Inc., Class B	613	125,665
		681,221
Hotels, Restaurants and Leisure — 5.4%
Boyd Gaming Corp.	1,951	144,081
Carnival Corp.(1)	45,261	1,150,987
Churchill Downs, Inc.	1,145	162,716
Darden Restaurants, Inc.	4,121	726,409
Las Vegas Sands Corp.	3,074	163,107
Norwegian Cruise Line Holdings Ltd.(1)	14,734	396,197
Royal Caribbean Cruises Ltd.	9,283	2,265,609
Texas Roadhouse, Inc.	1,951	400,482
		5,409,588
Household Durables — 3.1%
Meritage Homes Corp.	818	156,295
Mohawk Industries, Inc.(1)	1,321	183,395
NVR, Inc.(1)	73	674,197
PulteGroup, Inc.	8,522	1,152,771
Taylor Morrison Home Corp.(1)	3,375	249,311
Toll Brothers, Inc.	4,191	692,228
		3,108,197
Independent Power and Renewable Electricity Producers — 2.6%
AES Corp.	12,433	162,126
Clearway Energy, Inc., Class A	243	6,758
Clearway Energy, Inc., Class C	691	20,377
Vistra Corp.	15,364	2,455,782
		2,645,043
Insurance — 7.4%
American Financial Group, Inc.	2,371	348,205
Arch Capital Group Ltd.	10,963	1,104,193
Axis Capital Holdings Ltd.	2,931	272,700
CNA Financial Corp.	691	34,854
Everest Group Ltd.	1,321	511,967
Globe Life, Inc.	2,861	318,258
Hartford Financial Services Group, Inc.	10,683	1,317,321
Kinsale Capital Group, Inc.	761	386,923
Loews Corp.	5,722	496,269
Markel Group, Inc.(1)	159	283,484
Old Republic International Corp.	8,172	318,463
Primerica, Inc.	1,251	378,740
Principal Financial Group, Inc.	2,181	189,943

Reinsurance Group of America, Inc.	2,091	477,584
Unum Group	5,582	429,256
W.R. Berkley Corp.	9,003	581,144
		7,449,304
Leisure Products — 0.2%
Brunswick Corp.	2,511	202,161
Polaris, Inc.	366	25,254
		227,415
Machinery — 2.7%
AGCO Corp.	2,441	247,054
Donaldson Co., Inc.	4,331	338,034
Graco, Inc.	5,932	540,287
Lincoln Electric Holdings, Inc.	1,951	426,254
Mueller Industries, Inc.	4,402	355,549
Snap-on, Inc.	1,811	669,509
Timken Co.	2,231	172,791
		2,749,478
Media — 0.7%
Fox Corp., Class A	9,704	457,252
Fox Corp., Class B	5,235	234,162
		691,414
Metals and Mining — 3.1%
ATI, Inc.(1)	4,602	276,902
Cleveland-Cliffs, Inc.(1)	19,835	246,946
Commercial Metals Co.	4,602	283,897
Nucor Corp.	2,001	309,535
Reliance, Inc.	2,161	694,200
Steel Dynamics, Inc.	6,352	922,755
U.S. Steel Corp.	9,353	381,322
		3,115,557
Oil, Gas and Consumable Fuels — 9.0%
Antero Midstream Corp.	11,667	186,322
Antero Resources Corp.(1)	2,636	86,171
APA Corp.	9,213	208,674
Cheniere Energy, Inc.	1,472	329,743
Chord Energy Corp.	1,391	177,380
Civitas Resources, Inc.	3,281	170,218
ConocoPhillips	5,254	569,254
Coterra Energy, Inc.	22,766	608,308
Devon Energy Corp.	19,345	734,143
Diamondback Energy, Inc.	1,306	231,933
EnLink Midstream LLC(1)	8,312	133,075
EQT Corp.	13,964	634,524
Expand Energy Corp.	7,844	776,242
Hess Midstream LP, Class A	2,097	79,476
HF Sinclair Corp.	26	1,064
Magnolia Oil & Gas Corp., Class A	5,582	154,845
Matador Resources Co.	4,051	243,100
Murphy Oil Corp.	5,442	176,702
New Fortress Energy, Inc.(2)	4	43
Ovintiv, Inc.	9,913	450,248
Permian Resources Corp.	17,395	272,406
Range Resources Corp.	8,242	294,569
SM Energy Co.	4,602	207,964

Targa Resources Corp.	6,842	1,397,821
Texas Pacific Land Corp.	624	998,456
		9,122,681
Passenger Airlines — 1.5%
Delta Air Lines, Inc.	443	28,272
Southwest Airlines Co.	7,831	253,411
United Airlines Holdings, Inc.(1)	12,643	1,224,222
		1,505,905
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	1,818	131,114
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(1)	2,371	288,290
Viatris, Inc.	43,100	564,179
		852,469
Professional Services — 0.3%
Clarivate PLC(1)(2)	363	2,080
Robert Half, Inc.	3,911	291,800
		293,880
Semiconductors and Semiconductor Equipment — 2.3%
Amkor Technology, Inc.	4,331	114,512
First Solar, Inc.(1)	3,001	598,009
ON Semiconductor Corp.(1)	15,434	1,097,666
Skyworks Solutions, Inc.	5,722	501,190
		2,311,377
Software — 0.7%
Manhattan Associates, Inc.(1)	2,032	580,014
Qualys, Inc.(1)	600	92,160
		672,174
Specialty Retail — 5.7%
Abercrombie & Fitch Co., Class A(1)	934	139,810
Best Buy Co., Inc.	7,122	640,980
Burlington Stores, Inc.(1)	1,321	372,364
CarMax, Inc.(1)	5,652	474,598
Carvana Co.(1)	2,093	545,059
Dick's Sporting Goods, Inc.	1,391	288,271
Floor & Decor Holdings, Inc., Class A(1)	3,071	344,597
Gap, Inc.	9,143	221,718
Murphy USA, Inc.	831	455,222
Tractor Supply Co.	2,931	831,437
Ulta Beauty, Inc.(1)	1,111	429,557
Williams-Sonoma, Inc.	6,002	1,032,464
		5,776,077
Textiles, Apparel and Luxury Goods — 2.1%
Crocs, Inc.(1)	1,251	132,106
Deckers Outdoor Corp.(1)	5,442	1,066,414
Lululemon Athletica, Inc.(1)	910	291,801
Ralph Lauren Corp.	1,321	305,679
Tapestry, Inc.	4,812	299,691
		2,095,691
Trading Companies and Distributors — 2.5%
Applied Industrial Technologies, Inc.	1,461	401,366
Fastenal Co.	1,902	158,931
MSC Industrial Direct Co., Inc., Class A	793	68,103
United Rentals, Inc.	2,203	1,907,798
		2,536,198
TOTAL COMMON STOCKS (Cost $85,807,881)		100,609,464

SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	122,067	122,067
State Street Navigator Securities Lending Government Money Market Portfolio(3)	250	250
TOTAL SHORT-TERM INVESTMENTS (Cost $122,317)		122,317
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $85,930,198)		100,731,781
OTHER ASSETS AND LIABILITIES — 0.1%		131,388
TOTAL NET ASSETS — 100.0%		$100,863,169

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $267. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $275, which includes securities collateral of $25.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.